OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Value Added Tax Receivable, Current	$ 17,540	$ 20,670
Prepaid selling and marketing fees	308	1,708
Short-term deposits	711	129
Prepaid Taxes	264	273
Prepaid individual income tax and other employee advances	224	435
Accounts Receivable, Net, Current	7,938	10,980
Receivable from a non-controlling interest holders	1,178	3,170
Others	726	1,166
Other Assets Current, Gross	93,135	107,107
Allowance for doubtful amounts	(52,078)	(47,282)
Total other current assets	41,057	59,825
Loans to Third Parties [Member]
Accounts Receivable, Gross, Current	38,242	41,733
Accounts Receivable, Net, Current	181	985
Allowance for doubtful amounts	(38,061)	(40,748)
Receivable from Third Party [Member]
Accounts Receivable, Gross, Current	4,463	4,317
Accounts Receivable, Net, Current	3,221	4,060
Allowance for doubtful amounts	(1,242)	(257)
Receivable from AM Advertising and its Subsidiaries [Member]
Accounts Receivable, Gross, Current	22,726	26,160
Accounts Receivable, Net, Current	13,939	22,426
Allowance for doubtful amounts	(8,787)	(3,734)
Other Prepaid Expenses [Member]
Accounts Receivable, Gross, Current	6,753	7,346
Accounts Receivable, Net, Current	2,765	4,803
Allowance for doubtful amounts	$ (3,988)	$ (2,543)